Administrative Expenses	12 Months Ended
Dec. 31, 2025
Administrative Expenses [Abstract]
Administrative expenses

7. Administrative expenses

	2025	2024	2023
Staff costs (see Note 9)	$5,029	$9,428	$4,763
General and administrative costs	1,213	1,219	1,475
Fines and penalties	254	83	746
Bank charges	662	831	433
Fuel issues	58	118	420
Bad debts written off	—	83	—
Directors’ fees	571	288	288
Welfare costs	102	132	246
Stores	64	127	236
Travel and accommodation(1)	3,031	1,705	153
Audit fees(2)	555	941	78
Non-audit fees	6	—	—
Share based payments (see Note 9)	236	—	—
Investor relations	251	—	—
Loss on disposal of assets (see note 14)	428	269	47
Prepayment write down	74	—	—
Legal fees(1)	3,161	723	14
Insurance	493	—	—
Recruitment	617	—	—
Filing fees	308	—	—
Consultancy fees(1)	6,290	4,154	9
Inspection fees	—	—	75
Environmental costs	—	—	9
Administrative expenses	$23,403	$20,101	$8,992

(1)      Included in consultancy, legal, audit and travel expenses of $10,220 thousand for the year ended December 31, 2025 (2024: $7,225 thousand) is not of a recurring nature and primarily relates to the Reorganization Transaction and the Business Combination, as described in Note 1 and 4. Consultancy costs relate to a success fee payable to Cohen & Company and accounting services provided by Ernst & Young.

(2)      Audit fees for 2025 comprise $300k for the December 2025 year-end audit 2024 overruns of $75k, $60k for the June 2025 interim review, and $120k for consent letters and review of technical accounting papers, all incurred with BDO South Africa. The audit fee in accordance with the engagement letter is $300k.